united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end: 7/31

Date of reporting period: 1/31/16

Item 1. Reports to Stockholders.

Astor Active Income ETF Fund
Class A: AXAIX Class C: CXAIX
Astor Long/Short ETF Fund
Class A: ASTLX Class C: ASTZX Class I: ASTIX Class R: ASTRX
Astor S.T.A.R. ETF Fund
Class A: ASPGX Class C: CSPGX Class I: STARX
Astor Macro Alternative Fund
Class I: GBLMX

Semi-Annual Report
January 31, 2016

1-877-738-0333

Distributed by Northern Lights Distributors, LLC
Member FINRA

Economy and Market Overview

The past six months have been highlighted by bouts of volatility in global stock markets: the U.S. included. Q3 2015 was the worst performing period for U.S. equity markets since Q3 2011. While equity indices (e.g. S&P 500 Index) recovered a substantial amount of the losses experienced in August and September by year end, the beginning of 2016 quickly returned to the action of those months. China’s economic slowdown and interest rates were the catalysts to an overwhelming change in perceived risk premiums. While the China growth story is actually playing out, the pace of decline in the Chinese equity markets was not commensurate, in our opinion, to that of the economy. Throughout 2015 and into 2016, a theme of weak manufacturing output causing economic moderation has been observed in the domestic economy. Against this backdrop, the Fed rate hike appeared untimely and to be a cause for sluggishness. A lack of clarity from the Fed on future direction led to more worry for the markets.

From an economic stance, U.S. measures on manufacturing retreated further. The data reflected overall industrial/output activity which has been consistently hampered by shifts in the energy infrastructure since Q3 2014. The Materials and Industrial sectors have been the recipients of negative external impacts from a decline in commodity demand and an energy price rout. The decline in these sectors has weighed on U.S. economic activity. On the positive side, lower energy and commodity prices can benefit consumers as costs fall for consumable goods such as a gasoline. The benefit was not immediate as there has been a lag effect since energy prices began to fall. However, as prices stabilize and persist at lower levels, we believe consumers will see this benefit materialize in coming quarters. Early January reports showed a bit more weakness as ISM Manufacturing reports stayed below 50 (contraction vs. expansion line) and consumer/service indexes began to show moderation, albeit still positive for growth. Our worry is not of a severe recession at this point even with significant losses in equities, but rather a prolonged lull from international markets impacting U.S. growth.

Our outlook on the economy has changed from the beginning of 2015 through the start of 2016. In the Astor Long/Short Fund, the portfolio beta target has adjusted from 0.90 to under 0.70 in that timeframe. We have seen moderation in economic growth due to weakness in the manufacturing sector. However, consumer related sectors have been stable and job gains have been strong (as shown by the nonfarm payroll monthly report). We see the economy as uneven yet still growing at a moderate rate despite market volatility and geopolitical issues. On that note, we adjusted allocations in the Astor S.T.A.R. Fund to reduce exposure to manufacturing sensitive sectors and increase exposure to consumer and service related sectors. We believe the environment is still conducive for holding allocations to stocks but with slightly lower optimism than a year ago. Interest rates are a wild card (long end) given the macro environment, even with the Fed starting to move rates higher. With China having growth issues and oil supplies maintaining at high levels, inflation does not look promising early on. Long rates should reflect that: even with a moderate economy.

Performance Overview

Overall, we felt the Funds were positioned well for the economic environment over the past six months. While the pace of growth moderated in the U.S and abroad, there was no indication from our readings that the environment warranted substantial “risk off” allocations. Over this period, we experienced significant increases in market risk, specifically during Aug-Sept 2015 and January-February 2016. The catalysts were similar in both periods: depressed oil prices and concerns about a drastic global economic slowdown (led by China). A lack of clarity about the Fed’s rate outlook did not help the situation.

The Astor Long Short Fund reduced overall portfolio beta (i.e. equity exposure) form the beginning of 2015 based on economic moderation through the beginning of 2016. We believe the U.S. economy was not the reason for the sharp market selloff and conditions even though growth was softer than the beginning of the period. We believe the level of growth was and is still supportive for risk assets such as equities. Fund performance during the period was affected by the dispersion between returns within the broader equity market. Large cap and specifically large cap growth stocks led the returns for the S&P 500 Index while small cap, mid cap, and value stocks underperformed on a relative basis. Additionally, exposure to international markets was also a drag on performance.

The Astor S.T.A.R. Fund maintained a high level of equity exposure (but not the maximum) during the period for reasons previously discussed that our view on the overall economy remained constructive. The adjustments made by the sector rotation model reduced exposure to areas it perceived as weak such as manufacturing sensitive sectors while overweighting areas that remained solid such as consumer and service related sectors. The fund underperformed against the S&P 500 Index and its Morningstar category during the period as a result of the underlying ETF holdings of the fund having market exposure with a lean toward value as well as to medium sized companies. The biggest drag in the performance of the S.T.A.R. Fund was the exposure tilt away from large caps due to the selection methodology of the First Trust AlphaDEX® ETFs. These ETFs utilize a methodology based upon growth and value factors which at times can lean heavier to one side and also to different market capitalizations. For much of 2015, the lean was to value and mid-cap. As reasons discussed, these areas did not perform well compared to large cap and growth. The S&P 500 Index (large cap) outperformed the Russell 2000 Index (small cap) by approximately 9% during the six month period of July 31, 2015 to January 31, 2016 (-6.78% vs. -15.80%, respectively on a total return basis).

Fixed income markets saw a large shift away from lower quality credit and towards higher quality as concerns about energy infrastructure negatively impacted high yield markets. This segment was hampered by widening credit spreads and default swap spreads. US 10 Year Treasury rates went from 2.2% to 1.93% during the period, favoring the outcome for Treasury bonds versus high yield.. As a multi sector bond strategy, the Active Income Fund experienced performance drags from lower credit quality holdings and reduced exposure to high quality, longer duration bonds. This caused the Fund to underperform the aggregate bond universe and benchmark Barclays US Aggregate Bond Index. In a stable but moderate economic environment and with Fed policy indicating rate increases, we believe lower duration and exposure to lower quality bonds is an appropriate allocation even with the challenges of the recent period.

The Astor Macro Alternative Fund had a strong six months, relying on diversified asset positions to offset risk and volatility within the equity markets. This led to the Fund outperforming against its Morningstar category (Multialternative) for the recent six month period.

The indices referenced are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small capitalization company performance. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. Fix income securities are subject to risks including inflationary and interest rate changes, among others

Morningstar Multialternative Category - These funds will use a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes

3272-NLD-3/22/2016 - 401161-380

ASTOR ACTIVE INCOME ETF FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2016

The Fund’s performance figures* for the periods ended January 31, 2016, compared to its benchmark:

		Annualized	Annualized	Annualized
	Six Month	One Year	Three Year	Since Inception (1)
Astor Active Income ETF Fund - Class A Shares	(3.50)%	(3.90)%	0.00%	1.47%
Astor Active Income ETF Fund - Class A Shares With Load	(8.05)%	(8.45)%	(1.61)%	0.29%
Astor Active Income ETF Fund - Class C Shares	(3.79)%	(4.39)%	(0.70)%	0.72%
Barclays Capital U.S. Aggregate Bond Index **	1.33%	(0.16)%	2.14%	2.65%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, is 9.02% for Class A shares and 9.77% for Class C shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.27% for Class A shares and 2.02% for Class C shares. The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 17, 2017 so that the total annual operating expenses excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor) of the Fund do not exceed 0.90% and 1.65%, for Class A and Class C shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others. You cannot invest directly in one index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Fund’s inception date is November 30, 2011.

The Fund’s holdings by asset class, as of January 31, 2016, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	85.2%
Exchange Traded Funds - Equity	9.9%
Short-Term Investments	4.2%
Other Assets in Excess of Liabilities	0.7%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ASTOR LONG/SHORT ETF FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2016

The Fund’s performance figures* for the periods ended January 31, 2016, compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized	Annualized	Annualized
	Six Month	One Year	Three Year	Five Year	Inception (1)	Inception (2)	Inception (3)
Astor Long/Short ETF Fund - Class A Shares	(7.08)%	(4.46)%	3.18%	N/A	N/A	N/A	3.38%
Astor Long/Short ETF Fund - Class A Shares With Load	(11.50)%	(8.96)%	1.53%	N/A	N/A	N/A	2.19%
Astor Long/Short ETF Fund - Class C Shares	(7.42)%	(5.16)%	2.40%	0.66%	N/A	1.49%	N/A
Astor Long/Short ETF Fund - Class I Shares	(6.98)%	(4.24)%	3.41%	1.66%	2.65%	N/A	N/A
Astor Long/Short ETF Fund - Class R Shares	(7.10)%	(4.49)%	3.16%	1.40%	2.40%	N/A	N/A
S&P 500 Total Return Index **	(6.77)%	(0.67%)	11.30%	10.91%	11.81%	11.59%	13.56%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 1.98%, 2.73%, 1.73%, 1.98% for Class A, Class C, Class I, and Class R respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.82%, 2.57%, 1.57%, and 1.82% for Class A, Class C, Class I, and Class R shares, respectively. The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2017 so that the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor) of the Fund do not exceed 1.50%, 2.25%, 1.25% and 1.50% for Class A, Class C, Class I and Class R shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I and Class R inception date is October 19, 2009.

(2)	Class C inception date is March 12, 2010.

(3)	Class A inception date is November 30, 2011.

The Fund’s holdings by asset class, as of January 31, 2016 are as

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	73.5%
Exchange Traded Funds - Debt	20.6%
Short-Term Investments	3.6%
Other Assets in Excess of Liabilities	2.3%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ASTOR S.T.A.R. ETF FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2016

The Fund’s performance figures* for the periods ended January 31, 2016, compared to its benchmark:

		Annualized	Annualized	Annualized Since	Annualized Since
	Six Month	One Year	Three Year	Inception (1)	Inception (2)
Astor S.T.A.R. ETF Fund - Class A Shares	(13.41)%	(9.54)%	4.59%	7.51%	N/A
Astor S.T.A.R. ETF Fund - Class A Shares With Load	(17.53)%	(13.86)%	2.92%	6.26%	N/A
Astor S.T.A.R. ETF Fund - Class C Shares	(13.74)%	(10.22)%	3.79%	6.71%	N/A
Astor S.T.A.R. ETF Fund - Class I Shares	(13.37)%	(9.39)%	N/A	N/A	(1.67)
S&P 500 Total Return Index **	(6.77)%	(0.67)%	11.30%	13.56%	5.09%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 2.25% for Class A shares, 3.00% for Class C shares, and 2.00% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 2.15%, 2.90% and 1.90% for Class A, Class C and Class I shares, respectively. The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2017 so that the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor)) of the Fund do not exceed 1.50%, 2.25% and 1.25%, for Class A, Class C, Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. (1) Class A and C inception date is November 30, 2011.

(2)	Class I inception date is January 6, 2014.

The Fund’s holdings by asset class, as of January 31, 2016, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	87.2%
Exchange Traded Funds - Debt	12.0%
Short-Term Investments	0.5%
Other Assets in Excess of Liabilities	0.3%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ASTOR MACRO ALTERNATIVE FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2016

The Fund’s performance figures* for the period ended January 31, 2016, compared to its benchmark:

		Annualized Since
	6 Months	Inception (1)
Astor Macro Alternative Fund - Class I Shares	(0.57)%	(0.77)%
S&P 500 Total Return Index **	(6.77)%	(7.45)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 2.25% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 2.06% for Class I shares. The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2017 so that the total annual operating expenses excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor) of the Fund do not exceed 1.99%. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I inception date is June 22, 2015.

The Fund’s holdings by asset class, as of January 31, 2016, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	48.6%
Exchange Traded Funds - Equity	39.4%
Short-Term Investments	4.9%
Other Assets in Excess of Liabilities	7.1%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Astor Active Income ETF Fund

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2016

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 95.2%
	DEBT FUNDS - 85.3%
2,753	Guggenheim Enhanced Short Duration ETF	$137,237
159	iShares iBoxx $ Investment Grade Corporate Bond ETF	18,150
893	iShares iBoxx $ High Yield Corporate Bond ETF	70,797
326	iShares Interest Rate Hedged High Yield Bond ETF	26,299
1,272	iShares Intermediate Credit Bond ETF	137,198
733	iShares Short Maturity Bond ETF	36,672
1,474	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	132,940
628	PowerShares Build America Bond Portfolio	18,715
5,244	PowerShares Senior Loan Portfolio	116,312
1,862	ProShares Short 20+ Year Treasury *	43,645
979	SPDR Blackstone / GSO Senior Loan ETF	44,975
		782,940
	EQUITY FUNDS - 9.9%
1,237	iShares Core High Dividend ETF	90,907

	TOTAL EXCHANGE TRADED FUNDS (Cost $923,014)	873,847

	SHORT-TERM INVESTMENTS - 4.2%
38,824	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.13% + (Cost $38,824)	38,824

	TOTAL INVESTMENTS - 99.4% (Cost $961,838) (a)	$912,671
	OTHER ASSETS IN EXCESS OF LIABILTIES - 0.6%	5,788
	TOTAL NET ASSETS - 100.0%	$918,459

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $963,528 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,111
Unrealized Depreciation:	(52,968)
Net Unrealized Depreciation:	$(50,857)

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2016

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 94.1%
	DEBT FUNDS - 20.6%
116,516	Guggenheim Enhanced Short Duration ETF	$5,808,323
53,414	iShares Core U.S. Aggregate Bond ETF	5,838,684
46,477	iShares Short Maturity Bond ETF	2,325,244
219,244	SPDR Barclays Short Term High Yield Bond ETF	5,513,987
101,366	SPDR Blackstone / GSO Senior Loan ETF	4,655,376
		24,141,614
	EQUITY FUNDS - 73.5%
323,517	First Trust Large Cap Core AlphaDEX Fund	13,193,023
49,863	Guggenheim S&P 500 Equal Weight ETF	3,609,084
91,519	iShares Core S&P 500 ETF	17,811,428
174,437	iShares Core S&P Total US Stock Market ETF	15,261,493
110,494	iShares MSCI EAFE ETF	6,130,207
344,752	iShares MSCI USA Minimum Volatility ETF	14,217,572
80,654	iShares U.S. Real Estate ETF	5,803,862
55,798	Powershares QQQ Trust Series 1	5,810,246
17,292	SPDR S&P MidCap 400 ETF Trust	4,149,561
		85,986,476

	TOTAL EXCHANGE TRADED FUNDS (Cost $112,790,120)	110,128,090

	SHORT-TERM INVESTMENTS - 3.6%
4,194,726	UB Institutional Trust Deposit 0.15% + (Cost $4,194,726)	4,194,726

	TOTAL INVESTMENTS - 97.7% (Cost $116,984,846) (a)	$114,322,816
	OTHER ASSETS IN EXCESS OF LIABILTIES - 2.3%	2,652,905
	TOTAL NET ASSETS - 100.0%	$116,975,721

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $116,995,176 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$623,664
Unrealized Depreciation:	(3,296,024)
Net Unrealized Depreciation:	$(2,672,360)

See accompanying notes to financial statements.

Astor S.T.A.R. ETF Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2016

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 99.2%
	DEBT FUNDS - 12.0%
142,010	Guggenheim Enhanced Short Duration ETF	$7,079,198
91,092	iShares Core U.S. Aggregate Bond ETF	9,957,267
		17,036,465
	EQUITY FUNDS - 87.2%
427,787	First Trust Consumer Discretionary AlphaDEX Fund	13,800,409
235,499	First Trust Consumer Staples AlphaDEX Fund	10,232,432
1,082,729	First Trust Financial AlphaDEX Fund	23,062,128
299,825	First Trust Health Care AlphaDEX Fund *	16,073,618
118,700	First Trust Industrials/Producer Durables AlphaDEX Fund	2,884,410
356,616	First Trust Large Cap Core AlphaDEX Fund	14,542,800
242,370	First Trust Mid Cap Core AlphaDEX Fund	10,986,632
265,541	First Trust Small Cap Core AlphaDEX Fund	10,905,769
715,198	First Trust Technology AlphaDEX Fund	21,620,435
		124,108,633

	TOTAL EXCHANGE TRADED FUNDS (Cost $154,428,384)	141,145,098

	SHORT-TERM INVESTMENTS - 0.5%
771,066	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.13% + (Cost $771,066)	771,066

	TOTAL INVESTMENTS - 99.7% (Cost $155,199,450) (a)	$141,916,164
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	444,830
	TOTAL NET ASSETS - 100.0%	$142,360,994

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $155,199,450 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,016
Unrealized Depreciation:	(13,287,302)
Net Unrealized Depreciation:	$(13,283,286)

See accompanying notes to financial statements.

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2016

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 88.0%
	DEBT FUNDS - 48.6%
1,600	iShares 20+ Year Treasury Bond ETF	$203,680
5,400	iShares Core U.S. Aggregate Bond ETF	590,274
		793,954
	EQUITY FUNDS - 39.4%
900	Guggenheim S&P 500 Equal Weight ETF	65,142
800	Guggenheim S&P 500 Pure Growth ETF	59,880
1,200	Guggenheim S&P 500 Pure Value ETF	54,672
1,900	iShares MSCI USA Minimum Volatility ETF	78,356
600	iShares Russell 2000 ETF	61,746
500	iShares Russell Mid-Cap ETF	74,845
1,000	iShares Select Dividend ETF	74,460
600	Powershares QQQ Trust Series 1	62,478
300	SPDR S&P500 ETF Trust	58,161
700	Vanguard REIT ETF	53,879
		643,619

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,483,610)	1,437,573

	SHORT-TERM INVESTMENTS - 4.9%
79,187	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.13% * ^	79,187
	TOTAL SHORT-TERM INVESTMENTS (Cost $79,187)	79,187

	TOTAL INVESTMENTS - 92.9% (Cost $1,562,797) (a)	$1,516,760
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.1%	116,723
	TOTAL NET ASSETS - 100.0%	$1,633,483

*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2016.

^	A portion of this investment is a holding of the AMA Fund Limited CFC which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,562,797 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$11,958
Unrealized Depreciation:	(57,995)
Net Unrealized Depreciation:	$(46,037)

See accompanying notes to financial statements.

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2016

FUTURES CONTRACTS ^

			Underlying Face
Long Contracts	Description	Counterparty	Amount at Value **	Unrealized Gain (Loss)
3	Canadian 10 Year Bond March 2016	Deutsche Bank	$156,630	$8,049
1	Euro-Bund Future March 2016	Deutsche Bank	109,935	4,394
1	Japanese Yen Future March 2016	Deutsche Bank	476,563	(3,000)
1	Long Gilt Future March 2016	Deutsche Bank	183,058	4,442
2	US 10 Year Future March 2016	Deutsche Bank	1,880,500	5,781
	Net Unrealized Gain from Open Long Futures Contracts			$19,666

			Underlying Face
Short Contracts	Description	Counterparty	Amount at Value **	Unrealized Gain (Loss)
2	Brent Crude April 2016	Deutsche Bank	$145,520	$(8,580)
1	British Pound Future March 2016	Deutsche Bank	97,563	4,813
1	Copper Future March 2016	Deutsche Bank	59,088	463
2	Corn Future March 2016	Deutsche Bank	110	(500)
3	Natural Gas March 2016	Deutsche Bank	81,480	(5,610)
1	Wheat March 2016	Deutsche Bank	557	988
	Net Unrealized Loss from Open Short Futures Contracts			$(8,426)

^	Each futures contract is a holding of AMA Fund Limited CFC (“AMA”) which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by AMA are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of AMA’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to AMA.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2016

				Astor Macro
	Astor Active Income	Astor Long/Short	Astor S.T.A.R.	Alternative Fund
	ETF Fund	ETF Fund	ETF Fund	(Consolidated)
ASSETS
Investment securities:
At cost	$961,838	$116,984,846	$155,199,450	$1,562,797
At value	$912,671	$114,322,816	$141,916,164	$1,516,760
Receivable due from Advisor	26,659	—	—	31,577
Deposits for futures contracts	—	—	—	109,564
Net unrealized appreciation on futures contracts	—	—	—	11,240
Dividends and interest receivable	—	27,811	—	—
Receivable for securities sold	—	2,974,250	878,434	—
Receivable for Fund shares sold	—	76,072	148,954	—
Prepaid expenses and other assets	4,184	71,658	36,275	441
TOTAL ASSETS	943,514	117,472,607	142,979,827	1,669,582

LIABILITIES
Distribution (12b-1) fees payable	1,320	19,151	50,131	—
Investment advisory fees payable	—	77,741	93,013	—
Payable to Related Parties	7,032	10,547	90,603	15,539
Payable for Fund shares redeemed	—	363,870	363,943	—
Accrued expenses and other liabilities	16,703	25,577	21,143	20,560
TOTAL LIABILITIES	25,055	496,886	618,833	36,099
NET ASSETS	$918,459	$116,975,721	$142,360,994	$1,633,483

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$1,002,943	$120,440,283	$157,258,004	$1,646,474
Accumulated undistributed net investment income (loss)	4,236	(244,881)	(1,351,296)	(247)
Accumulated net realized gain (loss) from security transactions	(39,553)	(557,651)	(262,428)	21,321
Net unrealized depreciation on investments	(49,167)	(2,662,030)	(13,283,286)	(34,065)
NET ASSETS	$918,459	$116,975,721	$142,360,994	$1,633,483

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
January 31, 2016

				Astor Macro
	Astor Active Income	Astor Long/Short	Astor S.T.A.R.	Alternative Fund
	ETF Fund	ETF Fund	ETF Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$720,461	$11,423,671	$40,072,905	$—
Shares of beneficial interest outstanding	76,228	1,029,279	3,020,318	—
($0 par value, unlimited shares authorized)
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.45	$11.10	$13.27	$—
Maximum offering price per share (4.75% sales charge)	$9.92	$11.65	$13.93	$—

Class C Shares:
Net Assets	$197,998	$20,377,456	$51,367,036	$—
Shares of beneficial interest outstanding	21,096	1,890,657	3,982,133	—
($0 par value, unlimited shares authorized)
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.39	$10.78	$12.90	$—

Class I Shares:
Net Assets	$—	$83,599,635	$50,921,053	$1,633,483
Shares of beneficial interest outstanding	—	7,524,366	3,821,531	165,090
($0 par value, unlimited shares authorized)
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$—	$11.11	$13.32	$9.89

Class R Shares:
Net Assets	$—	$1,574,959	$—	$—
Shares of beneficial interest outstanding		142,094
($0 par value, unlimited shares authorized)
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$—	$11.08	$—	$—

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Periods ended January 31, 2016

				Astor Macro
	Astor Active Income	Astor Long/Short	Astor S.T.A.R.	Alternative Fund
INVESTMENT INCOME	ETF Fund	ETF Fund	ETF Fund	(Consolidated)
Dividends	$21,843	$1,435,798	$918,564	$17,932
Interest	3	5,674	310	10
TOTAL INVESTMENT INCOME	21,846	1,441,472	918,874	17,942

EXPENSES
Investment advisory fees	4,666	644,995	816,381	13,240
Distribution (12b-1) fees, Class A shares	1,413	15,488	60,389	—
Distribution (12b-1) fees, Class C shares	1,016	108,495	277,491	—
Distribution (12b-1) fees, Class R shares	—	2,024	—	—
Transfer agent fees	19,146	57,330	54,600	9,100
Administrative services fees	17,447	61,587	141,686	17,452
Accounting services fees	15,457	31,373	37,950	12,465
Registration fees	9,100	25,480	29,120	—
Audit fees	7,730	7,730	7,730	10,434
Legal fees	6,618	6,843	6,394	4,616
Trustees fees and expenses	6,539	6,539	6,539	6,576
Custodian fees	2,493	17,425	8,121	2,493
Printing expenses	742	13,834	17,609	5,364
Compliance officer fees	193	7,804	9,637	4,226
Insurance expense	182	1,274	182	—
Other expenses	1,304	23,620	18,895	3,340
TOTAL EXPENSES	94,046	1,031,841	1,492,724	89,306

Less: Fees waived and expenses reimbursed by the Advisor	(87,314)	(100,444)	(135,780)	(73,340)

NET EXPENSES	6,732	931,397	1,356,944	15,966
NET INVESTMENT INCOME (LOSS)	15,114	510,075	(438,070)	1,976

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	(39,801)	(450,527)	376,622	(21,202)
Net realized gain from futures transactions	—	—	—	43,663
Net change in unrealized depreciation on investments	(19,410)	(9,872,889)	(24,303,000)	(42,730)
Net change in unrealized appreciation on futures contracts	—	—	—	9,069
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(59,211)	(10,323,416)	(23,926,378)	(11,200)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,097)	$(9,813,341)	$(24,364,448)	$(9,224)

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Active Income ETF Fund
	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
FROM OPERATIONS
Net investment income	$15,114	$48,015
Net realized gain/(loss) from security transactions	(39,801)	27,894
Distributions of long term capital gains from underlying investment companies	—	971
Net change in unrealized depreciation on investments	(19,410)	(52,440)
Net increase in net assets resulting from operations	(44,097)	24,440

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(17,955)	(3,039)
Class C	(3,856)	(1,258)
From net investment income
Class A	(9,880)	(41,492)
Class C	(998)	(11,749)
From distributions to shareholders	(32,689)	(57,538)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	246,251	303,021
Class C	38,829	62,234
Distributions Reinvested
Class A	20,032	21,952
Class C	3,131	3,515
Cost of Shares Redeemed
Class A	(819,234)	(700,252)
Class C	(206,621)	(318,627)
Net decrease in net assets from shares of beneficial interest	(717,612)	(628,157)

TOTAL DECREASE IN NET ASSETS	(794,398)	(661,255)

NET ASSETS
Beginning of Period	1,712,857	2,374,112
End of Period ^	$918,459	$1,712,857
^ Includes accumulated undistributed net investment income of:	$4,236	$—

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Active Income ETF Fund
	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
SHARE ACTIVITY
Class A:
Shares Sold	24,774	29,719
Shares Reinvested	2,081	2,152
Shares Redeemed	(82,959)	(68,008)
Net decrease in shares of beneficial interest outstanding	(56,104)	(36,137)

Class C:
Shares Sold	4,101	6,046
Shares Reinvested	328	347
Shares Redeemed	(20,702)	(31,152)
Net decrease in shares of beneficial interest outstanding	(16,273)	(24,759)

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Long/Short ETF Fund
	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
FROM OPERATIONS
Net investment income	$510,075	$808,235
Net realized gain (loss) from security transactions	(450,527)	826,672
Distributions of long term capital gains from underlying investment companies	—	3,290
Net change in unrealized appreciation (depreciation) on investments	(9,872,889)	3,039,595
Net increase (decrease) in net assets resulting from operations	(9,813,341)	4,677,792

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain
Class A	(1,164)	—
Class C	(2,154)	—
Class I	(147)	—
Class R	(8,607)	—
From net investment income
Class A	(75,795)	(70,190)
Class C	(84,970)	(33,716)
Class I	(165,092)	(718,188)
Class R	(493,247)	(13,595)
From distributions to shareholders	(831,176)	(835,689)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	1,931,054	13,388,965
Class C	2,212,053	10,626,739
Class I	15,622,988	90,525,904
Class R	505,820	734,085
Distributions Reinvested
Class A	54,316	50,798
Class C	80,547	29,382
Class I	570,260	575,049
Class R	8,717	11,865
Cost of Shares Redeemed
Class A	(2,431,423)	(10,531,407)
Class C	(3,007,064)	(4,034,037)
Class I	(26,389,294)	(37,860,998)
Class R	(567,850)	(5,591,308)
Net increase (decrease) in net assets from shares of beneficial interest	(11,409,876)	57,925,037

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,054,393)	61,767,140

NET ASSETS
Beginning of Period	139,030,114	77,262,974
End of Period *	$116,975,721	$139,030,114
* Includes accumulated undistributed net investment income (loss) of:	$(244,881)	$64,148

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Long/Short ETF Fund
	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
SHARE ACTIVITY
Class A:
Shares Sold	168,677	1,119,313
Shares Reinvested	4,674	4,256
Shares Redeemed	(212,685)	(889,753)
Net increase (decrease) in shares of beneficial interest outstanding	(39,334)	233,816

Class C:
Shares Sold	197,978	911,985
Shares Reinvested	7,160	2,528
Shares Redeemed	(274,374)	(345,907)
Net increase (decrease) in shares of beneficial interest outstanding	(69,236)	568,606

Class I:
Shares Sold	1,349,633	7,573,356
Shares Reinvested	48,992	48,104
Shares Redeemed	(2,312,034)	(3,150,850)
Net increase (decrease) in shares of beneficial interest outstanding	(913,409)	4,470,610

Class R:
Shares Sold	45,157	62,052
Shares Reinvested	752	999
Shares Redeemed	(50,354)	(477,409)
Net decrease in shares of beneficial interest outstanding	(4,445)	(414,358)

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor S.T.A.R. ETF Fund
	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
FROM OPERATIONS
Net investment loss	$(438,070)	$(956,112)
Net realized gain from security transactions	376,622	327,414
Net change in unrealized appreciation (depreciation) on investments	(24,303,000)	8,168,763
Net increase (decrease) in net assets resulting from operations	(24,364,448)	7,540,065

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(243,982)	(40,530)
Class C	(320,281)	(27,386)
Class I	(327,585)	(39,184)
From distributions to shareholders	(891,848)	(107,100)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	3,456,260	29,724,897
Class C	7,038,061	36,301,235
Class I	18,778,333	59,572,879
Distributions Reinvested
Class A	230,845	37,303
Class C	308,068	26,024
Class I	295,745	33,295
Cost of Shares Redeemed
Class A	(14,510,687)	(20,785,605)
Class C	(5,731,382)	(3,338,830)
Class I	(25,323,299)	(22,247,485)
Net increase (decrease) in net assets from shares of beneficial interest	(15,458,056)	79,323,713

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,714,352)	86,756,678

NET ASSETS
Beginning of Period	183,075,346	96,318,668
End of Period^	$142,360,994	$183,075,346
^ Includes accumulated undistributed net investment loss of:	$(1,351,296)	$(913,226)

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor S.T.A.R. ETF Fund
	For the
	Six Months Ended	For the
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
SHARE ACTIVITY
Class A:
Shares Sold	239,406	1,962,424
Shares Reinvested	16,042	2,576
Shares Redeemed	(1,018,972)	(1,388,757)
Net increase (decrease) in shares of beneficial interest outstanding	(763,524)	576,243

Class C:
Shares Sold	499,907	2,422,134
Shares Reinvested	22,005	1,833
Shares Redeemed	(420,889)	(222,667)
Net increase in shares of beneficial interest outstanding	101,023	2,201,300

Class I:
Shares Sold	1,285,947	3,947,530
Shares Reinvested	20,467	2,296
Shares Redeemed	(1,778,903)	(1,457,843)
Net increase (decrease) in shares of beneficial interest outstanding	(472,489)	2,491,983

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Astor Macro Alternative Income Fund
	For the
	Six Months Ended	For the
	January 31, 2016	Period* Ended
	(Unaudited)	July 31, 2015
FROM OPERATIONS
Net investment income	$1,976	$3,090
Net realized loss from security transactions and futures transactions	22,461	(5,241)
Distributions of long term capital gains from underlying investment companies
Net change in unrealized depreciation on investments and futures contracts	(33,661)	(1,206)
Net decrease in net assets resulting from operations	(9,224)	(3,357)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I	(2,223)	(3,187)
From distributions to shareholders	(2,223)	(3,187)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	200,000	1,642,578
Distributions Reinvested
Class I	2,223	3,187
Cost of Shares Redeemed
Class I	(196,514)	—
Net increase in net assets from shares of beneficial interest	5,709	1,645,765

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,738)	1,639,221

NET ASSETS
Beginning of Period	1,639,221	—
End of Period^	$1,633,483	$1,639,221
^ Includes accumulated undistributed net investment loss of:	$(247)	$—

*  The Astor Macro Alternative Fund commenced operations on June 22, 2015.

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Astor Macro Alternative Income Fund
	For the
	Six Months Ended	For the
	January 31, 2016	Period* Ended
	(Unaudited)	July 31, 2015
SHARE ACTIVITY

Class I:
Shares Sold	20,060	164,254
Shares Reinvested	226	322
Shares Redeemed	(19,772)	—
Net increase in shares of beneficial interest outstanding	514	164,576

*	The Astor Macro Alternative Fund commenced operations on June 22, 2015.

See accompanying notes to financial statements.

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Astor Active Income ETF Fund Class A
For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
January 31, 2016	July 31,	July 31,	July 31,	July 31,
(Unaudited)	2015	2014	2013	2012 (1)

Net asset value, beginning of period	$10.11	$10.31	$10.15	$10.39	$10.00

Activity from investment operations:
Net investment income (2)	0.12	0.24	0.26	0.30	0.08
Net realized and unrealized gain (loss) on investments	(0.47)	(0.16)	0.12	(0.22)	0.36
Total from investment operations	(0.35)	0.08	0.38	0.08	0.44

Less distributions from:
Net investment income	(0.08)	(0.26)	(0.22)	(0.30)	(0.05)
Net realized gains	(0.23)	(0.02)	0.00	(10)	(0.02)	—
Total distributions	(0.31)	(0.28)	(0.22)	(0.32)	(0.05)

Net asset value, end of period	$9.45	$10.11	$10.31	$10.15	$10.39

Total return (3)	(3.50	)% (8)	0.82%	3.75%	0.79%	4.45	% (8)

Net assets, at end of period (000s)	$720	$1,337	$1,737	$505	$245

Ratio of gross expenses to average net assets (4)(6)	13.90	% (5)	8.65%	11.59%	28.39%	88.15	% (5)
Ratio of net expenses to average net assets (6)	0.90	% (5)	0.90%	0.90%	0.97	% (9)	1.20	% (5)
Ratio of net investment income to average net assets (7)	2.40	% (5)	2.35%	2.54%	2.94%	1.14	% (5)

Portfolio Turnover Rate	17	% (8)	27%	36%	90%	99	% (8)

(1)	The Astor Active Income ETF Fund commenced operations on November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Effective November 28, 2012, the expense cap changed from 1.20% to 0.90% for Class A shares.

(10)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Astor Active Income ETF Fund Class C
For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
January 31, 2016	July 31,	July 31,	July 31,	July 31,
(Unaudited)	2015	2014	2013	2012 (1)

Net asset value, beginning of period	$10.05	$10.25	$10.11	$10.35	$10.00

Activity from investment operations:
Net investment income (2)	0.07	0.17	0.15	0.21	0.01
Net realized and unrealized gain (loss) on investments	(0.45)	(0.15)	0.14	(0.20)	0.37
Total from investment operations	(0.38)	0.02	0.29	0.01	0.38

Less distributions from:
Net investment income	(0.05)	(0.20)	(0.15)	(0.23)	(0.03)
Net realized gains	(0.23)	(0.02)	0.00	(10)	(0.02)	—
Total distributions	(0.28)	(0.22)	(0.15)	(0.25)	(0.03)

Net asset value, end of period	$9.39	$10.05	$10.25	$10.11	$10.35

Total return (3)	(3.79	)% (8)	0.18%	2.92%	0.07%	3.82	% (8)

Net assets, at end of period (000s)	$198	$376	$637	$63	$8

Ratio of gross expenses to average net assets (4)(6)	15.00	% (5)	9.40%	12.34%	29.14%	105.87	% (5)
Ratio of net expenses to average net assets (6)	1.65	% (5)	1.65%	1.65%	1.72	% (9)	1.93	% (5)
Ratio of net investment income to average net assets (7)	1.53	% (5)	1.63%	1.48%	2.01%	0.20	% (5)

Portfolio Turnover Rate	17	% (8)	27%	36%	90%	99	% (8)

(1)	The Astor Active Income ETF Fund commenced operations on November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Effective November 28, 2012, the expense cap changed from 1.95% to 1.65% for Class C shares.

(10)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Long/Short ETF Fund Class A
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	January 31, 2016		July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2015	2014	2013	2012 (1)

Net asset value, beginning of period	$12.02		$11.49	$10.62	$9.91	$10.11

Activity from investment operations:
Net investment income (2)	0.41		0.08	0.07	0.05	0.02
Net realized and unrealized gain on investments	(1.26)		0.52	0.83	0.70	0.04
Total from investment operations	(0.85)		0.60	0.90	0.75	0.06

Less distributions from:
Net investment income	(0.07)		(0.07)	(0.03)	(0.04)	—
Return of capital	—		—	—	—	(0.01)
Net realized gains	(0.00)		—	—	—	(0.25)
Total distributions	(0.07)		(0.07)	(0.03)	(0.04)	(0.26)

Net asset value, end of period	$11.10		$12.02	$11.49	$10.62	$9.91

Total return (3)	(7.08	)% (8)	5.23%	8.50%	7.61%	0.63	% (8)

Net assets, at end of period (000s)	$11,424		$12,846	$9,595	$4,583	$88

Ratio of gross expenses to average net assets (4)(6)	1.64	% (5)	1.66%	1.88%	2.18%	2.26	% (5)
Ratio of net expenses to average net assets (6)	1.50	% (5)	1.50%	1.50%	1.50%	1.50	% (5)
Ratio of net investment income to average net assets (7)	0.71	% (5)	0.69%	0.62%	0.50%	0.35	% (5)

Portfolio Turnover Rate	22	% (8)	44%	55%	124%	188	% (8)

(1)	The Astor Long/Short ETF Fund’s Class A commenced operations on November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Long/Short ETF Fund Class C
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	January 31, 2016		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$11.69		$11.21	$10.41	$9.75	$10.76	$9.84

Activity from investment operations:
Net investment loss (1)	—		(0.01)	(0.02)	—	(0.05)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.87)		0.51	0.82	0.66	(0.71)	1.02
Total from investment operations	(0.87)		0.50	0.80	0.66	(0.76)	0.92

Less distributions from:
Net Investment Income	(0.04)		(0.02)	0.00 (6)	—	—	—
Net realized gains	(0.00)		—	—	—	(0.25)	—
Total distributions	(0.04)		(0.02)	0.00 (6)	—	(0.25)	—

Net asset value, end of period	$10.78		$11.69	$11.21	$10.41	$9.75	$10.76

Total return (2)	(7.42	)% (8)	4.45%	7.72%	6.77%	(7.08)%	9.35%

Net assets, at end of period (000s)	$20,377		$22,913	$15,602	$7,433	$12,259	$14,276

Ratio of gross expenses to average net assets (3)(4)	2.39	% (7)	2.41%	2.63%	2.93%	2.80%	2.88%
Ratio of net expenses to average net assets (4)	2.25	% (7)	2.25%	2.25%	2.25%	2.42%	2.74%
Ratio of net investment loss to average net assets (5)	(0.02	)% (7)	(0.11)%	(0.16)%	(0.04)%	(0.51)%	(0.95)%

Portfolio Turnover Rate	22	% (8)	44%	55%	124%	188%	157%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Long/Short ETF Fund Class I
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	January 31, 2016		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$12.03		$11.50	$10.62	$9.91	$10.87	$9.88

Activity from investment operations:
Net investment income (1)	0.06		0.11	0.09	0.10	0.05	0.01
Net realized and unrealized gain (loss) on investments	(0.90)		0.52	0.85	0.67	(0.71)	1.01
Total from investment operations	(0.84)		0.63	0.94	0.77	(0.66)	1.02

Less distributions from:
Net investment income	(0.08)		(0.10)	(0.06)	(0.06)	—	—
Return of capital	—		—	—	—	(0.05)	(0.03)
Net realized gains	(0.00)		—	—	—	(0.25)	—
Total distributions	(0.08)		(0.10)	(0.06)	(0.06)	(0.30)	(0.03)

Net asset value, end of period	$11.11		$12.03	$11.50	$10.62	$9.91	$10.87

Total return (2)	(6.98	)% (8)	5.48%	8.87%	7.74%	(6.08)%	10.35%

Net assets, at end of period (000s)	$83,600		$101,512	$45,630	$18,341	$22,337	$24,393

Ratio of gross expenses to average net assets (3)(4)	1.39	% (7)	1.41%	1.63%	1.93%	1.80%	1.87%
Ratio of net expenses to average net assets (4)	1.25	% (7)	1.25%	1.25%	1.25%	1.41%	1.74%
Ratio of net investment income to average net assets (5)	0.98	% (7)	0.92%	0.83%	0.95%	0.49%	0.13%

Portfolio Turnover Rate	22	% (8)	44%	55%	124%	188%	157%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Long/Short ETF Fund Class R
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	January 31, 2016		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$12.00		$11.48	$10.60	$9.89	$10.85	$9.86

Activity from investment operations:
Net investment income (loss) (1)	0.04		0.06	0.06	0.07	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	(0.88)		0.53	0.85	0.68	(0.71)	1.01
Total from investment operations	(0.84)		0.59	0.91	0.75	(0.68)	1.00

Less distributions from:
Net investment income	(0.08)		(0.07)	(0.03)	(0.04)	—	—
Return of capital	—		—	—	—	(0.03)	(0.01)
Net realized gains	(0.00)		—	—	—	(0.25)	—
Total distributions	(0.08)		(0.07)	(0.03)	(0.04)	(0.28)	(0.01)

Net asset value, end of period	$11.08		$12.00	$11.48	$10.60	$9.89	$10.85

Total return (2)	(7.10	)% (8)	5.10%	8.63%	7.56%	(6.31)%	10.15%

Net assets, at end of period (000s)	$1,575		$1,759	$6,437	$7,018	$3,245	$6,847

Ratio of gross expenses to average net assets (3)(4)	1.64	% (7)	1.66%	1.88%	2.18%	2.02%	2.12%
Ratio of net expenses to average net assets (4)	1.50	% (7)	1.50%	1.50%	1.50%	1.69%	1.99%
Ratio of net investment income (loss) to average net assets (5)	0.70	% (7)	0.55%	0.57%	0.63%	0.21%	(0.05)%

Portfolio Turnover Rate	22	% (8)	44%	55%	124%	188%	157%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor S.T.A.R. ETF Fund Class A
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	January 31, 2016		July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2015	2014	2013	2012 (1)

Net asset value, beginning of period	$15.41		$14.46	$12.89	$10.33	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.03)		(0.08)	(0.08)	(0.03)	0.05
Net realized and unrealized gain on investments	(2.03)		1.04	1.68	2.67	0.31
Total from investment operations	(2.06)		0.96	1.60	2.64	0.36

Less distributions from:
Net investment income	—		—	—	(0.05)	(0.03)
Net realized gains	(0.08)		(0.01)	(0.03)	(0.03)	—
Total distributions	(0.08)		(0.01)	(0.03)	(0.08)	(0.03)

Net asset value, end of period	$13.27		$15.41	$14.46	$12.89	$10.33

Total return (3)	(13.41	)% (8)	6.66%	12.45%	25.73%	3.59	% (8)

Net assets, at end of period (000s)	$40,073		$58,315	$46,371	$6,524	$109

Ratio of gross expenses to average net assets (4)(6)	1.65	% (5)	1.60%	1.92%	2.37%	138.74	% (5)
Ratio of net expenses to average net assets (6)	1.50	% (5)	1.50%	1.50%	1.50%	1.50	% (5)
Ratio of net investment income (loss) to average net assets (7)	(0.40	)% (5)	(0.54)%	(0.53)%	(0.18)%	0.67	% (5)

Portfolio Turnover Rate	27	% (8)	30%	25%	62%	86	% (8)

(1)	The Astor S.T.A.R. ETF Fund commenced operations November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor S.T.A.R. ETF Fund Class C
	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Period Ended
	January 31, 2016		July 31,	July 31,		July 31,	July 31,
	(Unaudited)		2015	2014		2013	2012 (1)

Net asset value, beginning of period	$15.04		$14.22	$12.77		$10.30	$10.00

Activity from investment operations:
Net investment loss (2)	(0.08)		(0.20)	(0.18)		(0.13)	0.00	(9)
Net realized and unrealized gain on investments	(1.98)		1.03	1.66		2.67	0.31
Total from investment operations	(2.06)		0.83	1.48		2.54	0.31

Less distributions from:
Net investment income	—		—	—		(0.04)	(0.01)
Net realized gains	(0.08)		(0.01)	(0.03)		(0.03)	—
Total distributions	(0.08)		(0.01)	(0.03)		(0.07)	(0.01)

Net asset value, end of period	$12.90		$15.04	$14.22		$12.77	$10.30

Total return (3)	(13.74	)% (8)	5.86%	11.63%		24.81%	3.08	% (8)

Net assets, at end of period (000s)	$51,367		$58,381	$23,881		$1,553	$5

Ratio of gross expenses to average net assets (4)(6)	2.40	% (5)	2.35%	2.67	% (7)	3.12%	139.86	% (5)
Ratio of net expenses to average net assets (6)	2.25	% (5)	2.25%	2.25%		2.25%	2.25	% (5)
Ratio of net investment loss to average net assets (7)	(1.09	)% (5)	(1.32)%	(1.31)%		(1.05)%	(0.06	)% (5)

Portfolio Turnover Rate	27	% (8)	30%	25%		62%	86	% (8)

(1)	The Astor S.T.A.R. ETF Fund commenced operations November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor S.T.A.R. ETF Fund Class I
	For the
	Six Months Ended		Year Ended	Period Ended
	January 31, 2016		July 31,	July 31,
	(Unaudited)		2015	2014 (1)

Net asset value, beginning of period	$15.46		$14.46	$13.88

Activity from investment operations:
Net investment loss (2)	(0.01)		(0.05)	(0.04)
Net realized and unrealized gain on investments	(2.05)		1.06	0.62
Total from investment operations	(2.06)		1.01	0.58

Less distributions from:
Net realized gains	(0.08)		(0.01)	—
Total distributions	(0.08)		(0.01)	—

Net asset value, end of period	$13.32		$15.46	$14.46

Total return (3)	(13.37	)% (8)	7.01%	4.18	% (8)

Net assets, at end of period (000s)	$50,921		$66,379	$26,066

Ratio of gross expenses to average net assets (4)(6)	1.40	% (5)	1.35%	1.67	% (5)
Ratio of net expenses to average net assets (6)	1.25	% (5)	1.25%	1.25	% (5)
Ratio of net investment income (loss) to average net assets (7)	(0.12	)% (5)	(0.32)%	(0.43	)% (5)

Portfolio Turnover Rate	27	% (8)	30%	25	% (8)

(1)	Commenced operations January 6, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Macro Alternative Fund Class I
	For the
	Six Months Ended		Period Ended
	January 31, 2016		July 31,
	(Unaudited)		2015 (1)

Net asset value, beginning of period	$9.96		$10.00

Activity from investment operations:
Net investment income (2)	0.01		0.04
Net realized and unrealized loss on investments	(0.07)		(0.06)
Total from investment operations	(0.06)		(0.02)

Less distributions from:
Net investment income	(0.01)		(0.02)
Net realized gains	—		—
Total distributions	(0.01)		(0.02)

Net asset value, end of period	$9.89		$9.96

Total return (3)	(0.57	)% (8)	(0.20	)% (8)

Net assets, at end of period (000s)	$1,633		$1,639

Ratio of gross expenses to average net assets (4)(6)	11.01	% (5)	76.63	% (5)
Ratio of net expenses to average net assets (6)	1.99	% (5)	1.99	% (5)
Ratio of net investment income to average net assets (7)	0.24	% (5)	4.80	% (5)

Portfolio Turnover Rate	52	% (8)	10	% (8)

(1)	Commenced operations June 22, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS (Unaudited)
January 31, 2016

1.	ORGANIZATION

The Astor Active Income ETF Fund, the Astor Long/Short ETF Fund, the Astor S.T.A.R. ETF Fund, and Astor Macro Alternative Fund (each a “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Astor Active Income ETF Fund primarily seeks income and secondarily seeks capital preservation. The Astor Long/Short ETF Fund seeks total return through a combination of capital appreciation and income. The Astor S.T.A.R. ETF Fund seeks capital appreciation with less volatility than the equity market in general. The Astor Macro Alternative Fund seeks to provide positive returns with less overall risk than the global equity markets. The Astor Long/Short ETF Fund commenced operations on October 19, 2009. The Astor Active Income ETF Fund and the Astor S.T.A.R. ETF Fund commenced operations on November 30, 2011. The Astor Macro Alternative Fund commenced operations on June 22, 2015.

The Astor Long/Short ETF Fund currently offers Class A, Class C, Class R, and Class I shares. Class C, Class R, and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Active Income ETF Fund currently offers Class A and Class C shares and the Astor S.T.A.R. ETF Fund currently offer Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Macro Alternative Fund currently offers Class I shares offered at net asset value. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The consolidated financial statements of the Astor Macro Alternative Fund include the Astor Macro Alternative Fund and its wholly owned subsidiary AMA Fund Limited (“AMA”). AMA commenced operations on June 22, 2015 and is incorporated in the Cayman islands as an exempted company with limited liability.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS (Unaudited) (Continued)
January 31, 2016

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses

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by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation of Underlying Funds – Open-end investment Companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2016, for the Funds’ assets and liabilities measured at fair value:

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Astor Active Income ETF Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$873,847	$—	$—	$873,847
Short-Term Investments	38,824	—	—	38,824
Total	$912,671	$—	$—	$912,671

Astor Long/Short ETF Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$110,128,090	$—	$—	$110,128,090
Short-Term Investments	4,194,726	—	—	4,194,726
Total	$114,322,816	$—	$—	$114,322,816

Astor S.T.A.R. ETF Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$141,145,098	$—	$—	$141,145,098
Short-Term Investments	771,066	—	—	771,066
Total	$141,916,164	$—	$—	$141,916,164

Astor Macro Alternative Fund

Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,437,573	$—	$—	$1,437,573
Open futures contracts ***	11,240	—	—	11,240
Short-Term Investments	79,187	—	—	79,187
Total	$1,528,000	$—	$—	$1,528,000

There were no transfers into and out of Levels during the current periods presented.

It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for classification by asset class.

**	Refer to the Consolidated Schedule of Investments for classification by asset class.

***	Includes cumulative net unrealized appreciation on futures contracts open at January 31, 2016

Consolidation of Subsidiaries – The consolidated financial statements of the Astor Macro Alternative Fund include AMA Fund Limited (“AMA”), a wholly-owned and controlled foreign corporation (“CFC”).

The Astor Macro Alternative Fund may invest up to 25% of its total assets in a CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Astor Macro Alternative Fund’s investment objectives and policies. The Astor Macro Alternative Fund consolidates the results of subsidiaries in which the Astor Macro Alternative Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Astor Macro Alternative Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Astor Macro Alternative Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

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A summary of the net assets of AMA is as follows:

		% of Astor Macro Alternative
Inception Date of	AMA Net Assets at	Fund’s Net Assets at
AMA:	January 31, 2016	January 31, 2016
6/15/2015	$120,735	7.37%

The results from operations of AMA were as follows:

Net Investment Income	$3
Net realized gain	43,663
Net increase in unrealized appreciation	9,069
Net increase in net assets resulting from operations	$52,735

For tax purposes, AMA is an exempted Cayman investment company. AMA has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Astor Macro Alternative Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Astor Macro Alternative Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s

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price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Astor Macro Alternative Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Long/Short ETF Fund, the Astor S.T.A.R. ETF Fund, and the Astor Macro Alternative Fund and declared and paid monthly for the Astor Active Income ETF Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded, as of or during the period ended January 31, 2016, related to uncertain tax positions taken on returns filed for open tax years (2012-2014 for the Astor Long/Short ETF Fund, Astor Active Income ETF Fund and Astor S.T.A.R. ETF Fund), or expected to be taken in the Funds’ 2016 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

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January 31, 2016

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Assets and Liabilities as of January 31, 2016.

Contract Type/Primary Risk		Unrealized Appreciation
Exposure	Balance Sheet Location	(Depreciation)

Commodity Risk	Net unrealized appreciation from open futures contracts	$(13,239)

Foreign Exchange Rate Risk		14,304
Interest Risk		10,175
		$11,240

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Operations for the period ended January 31, 2016:

			Realized and Unrealized
		Location of Gain (Loss) on	Gain (Loss) on
		Derivatives recognized in	Derivatives recognized in
Derivative Investment Type	Primary Risk Exposure	income	income

Futures Contracts	Commodity Risk	Net realized gain (loss) from futures transactions	$48,565

	Foreign Exchange Rate Risk		(9,023)
	Interest Risk		4,121
Total			$43,663

Futures Contracts	Commodity Risk	Net change in unrealized appreciation on futures contracts	$(5,801)

	Foreign Exchange Rate Risk		7,698
	Interest Risk		7,172
Total			$9,069

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Astor Macro Alternative Fund.

Offsetting of Financial Assets and Derivative Assets

The Astor Macro Alternative Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on futures contracts. The following table shows additional information regarding the offsetting of assets at January 31, 2016 for the Astor Macro Alternative Fund.

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January 31, 2016

Astor Macro Alternative Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities

		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Consolidated	Presented in the
	Recognized	Statement of Assets &	Consolidated Statement	Financial	Cash Collateral
Description	Assets	Liabilities	of Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$28,930	$(17,690)	$11,240	$—	$—	$11,240
Total	$28,930	$(17,690)	$11,240	$—	$—	$11,240

Liabilities:

		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Consolidated	Presented in the
	Recognized	Statement of Assets &	Consolidated Statement	Financial	Cash Collateral
Description	Liabilities	Liabilities	of Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$17,690	$(17,690)	$—	$—		$—
Total	$17,690	$(17,690)	$—	$—	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the periods ended January 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $224,930 and $945,840, respectively, for Astor Active Income ETF Fund, $26,399,294 and $36,547,131, respectively, for Astor Long/Short ETF Fund, $43,423,637 and $52,924,055, respectively, for Astor S.T.A.R. ETF Fund, and $768,922 and $815,016, respectively, for the Astor Macro Alternative Fund

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Effective April 1, 2014, Astor Investment Management, LLC (the “Advisor”) began serving as the Funds’ investment advisor. From August 16, 2013 to March 31, 2014, National Asset Management, Inc. (“NAM”) served as the Funds’ investment advisor. Prior to August 16, 2013, Astor Asset Management, LLC. (“Astor”) served as the Funds’ investment advisor.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and

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the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% for each of the Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund’s average daily net assets, 0.70% of the Astor Active Income ETF Fund’s average daily net assets and 1.65% of the Astor Macro Alternative Fund’s Average daily net assets. The Advisor earned $4,666, $644,995, $816,381 and $13,240 in management fees for the period ended January 31, 2016 from the Astor Active Income ETF Fund, Astor Long/Short ETF Fund, Astor S.T.A.R. ETF Fund and Astor Macro Alternative Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.50%, 2.25%, 1.50% and 1.25% per annum of the Astor Long/Short ETF Fund’s average daily net assets for Class A, Class C, Class R and Class I shares respectively, 0.90% and 1.65% per annum of the Astor Active Income Fund’s average daily net assets for Class A and Class C shares, respectively, 1.50%, 2.25% and 1.25% per annum of the Astor S.T.A.R. ETF Fund’s average daily net assets for Class A, Class C and Class I shares, respectively, and 1.99% per annum of the Astor Macro Alternative Fund’s average daily net assets for Class I.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for such Fund(s) shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

During the periods ended January 31, 2016, the Funds’ advisor waived fees of $87,314, $100,444, $135,780, and $73,340 for the Astor Active Income Fund, Astor Long/Short ETF Fund, Astor S.T.A.R. ETF Fund, and the Astor Macro Alternative Fund, respectively. Expenses waived prior to March 31, 2014 by the Funds’ advisor are no longer subject to recapture under the Advisor Agreement. The table below contains the amount of fee waivers and expense reimbursements subject to recapture by the Advisor through July 31 of the year indicated.

Fund	2017	2018	2019	Total
Astor Active Income ETF Fund	$67,196	$172,773	$87,314	$327,283
Astor Long/Short ETF Fund	74,222	190,724	100,444	365,390
Astor S.T.A.R. ETF Fund	67,415	149,764	135,780	352,959
Astor Macro Alternative Fund	—	48,038	73,340	121,378

The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of each Fund and Class R of the Astor Long/Short ETF Fund. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to such Class R shares and Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be

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provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Astor Active Income ETF Fund, Astor Long/Short ETF Fund, and Astor S.T.A.R. ETF Fund paid $2,429, $126,007, and $337,880 in 12b-1 fees for the year ended January 31, 2016, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class A, Class C, Class I and Class R shares. For the period ended January 31, 2016, $8,736, and $30,518 were paid to the underwriter for the Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund, respectively. There were no such fees paid by the Astor Active Income Fund and Astor Macro Alternative Fund during the period. The Advisor incurs and pays for these fees for the benefit of the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Funds.

Contingent Deferred Sales Charge (“CDSC”) - Class C shares have a CDSC of 1.00% which is imposed in the event of certain redemption transactions within one year following each investment and is paid to the Advisor. The respective shareholders pay CDSCs, which are not an expense of the Funds. For the periods ended January 31, 2016, there were $0, $5,813, $7,243, and $0 in CDSC fees paid by shareholders of the Astor Active Income ETF Fund, Astor Long/Short ETF Fund, Astor S.T.A.R. ETF Fund and Astor Macro Alternative Fund, respectively.

5.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Astor Macro Alternative Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the iShares Core U.S. Aggregate Bond ETF. The Astor Macro Alternative Fund may redeem its investments from this Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Astor Macro Alternative Fund may be directly affected by the performance of this Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at www.sec.gov or on the Fund’s website, www.ishares.com. As of January 31, 2016, the percentage of the Astor Macro Alternative Fund’s net assets invested in the iShares Core U.S. Aggregate Bond ETF was 36.14%.

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6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following periods was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of	Total
7/31/2015	Income	Capital Gain	Capital	Distribution
Astor Active Income ETF Fund	$53,628	$3,910	$—	$57,538
Astor Long/Short ETF Fund	835,689	—	—	835,689
Astor S.T.A.R. ETF Fund	—	107,100	—	107,100
Astor Macro Alternative Fund	3,187	—	—	3,187

For fiscal year ended	Ordinary	Long-Term	Return of	Total
7/31/2014	Income	Capital Gain	Capital	Distribution
Astor Active Income ETF Fund	$33,986	$95	$—	$34,081
Astor Long/Short ETF Fund	229,985	—	—	229,985
Astor S.T.A.R. ETF Fund	49,059	119	—	49,178

As of July 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Astor Active Income ETF Fund	$1,941	$21,808	$—	$—	$—	$(31,447)	$(7,698)
Astor Long/Short ETF Fund	64,148	—	(84,722)	—	—	7,200,529	7,179,955
Astor S.T.A.R. ETF Fund	—	252,798	—	—	(913,226)	11,019,714	10,359,286
Astor Macro Alternative Fund	—	—	—	—	(1,140)	(404)	(1,544)

The differences between book basis and tax basis undistributed income/(loss), unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Astor S.T.A.R. ETF Fund incurred and elected to defer such late year losses of $913,226.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Astor Macro Alternative Fund incurred and elected to defer such capital losses of $1,140.

At July 31, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Current Year
	Non-Expiring	Non-Expiring		Utilized
	Short-Term	Long-Term	Total	Amount
Astor Active Income ETF Fund	$—	$—	$—	$—
Astor Long/Short ETF Fund	84,722	—	$84,722	$798,945
Astor S.T.A.R. ETF Fund	—	—	$—	$—
Astor Macro Alternative Fund	—	—	$—	$—

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL
STATEMENTS (Unaudited) (Continued)
January 31, 2016

Permanent book and tax differences primarily attributable to net operating losses, reclassification of ordinary income distributions and adjustments for partnerships and the Fund’s holding in AMA Fund Limited CFC resulted in reclassification for the Funds for the period ended July 31, 2015 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized Gain/(Loss)	Unrealized
	Capital	Income	from Security Transactions	Gains (loss)
Astor Active Income ETF Fund	$—	$513	(513)	$—
Astor Long/Short ETF Fund	—	12,123	(12,123)	—
Astor S.T.A.R. ETF Fund	(112,654)	112,654	—	—
Astor Macro Alternative Fund	(5,000)	97	4,101	802

7.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2016, NFS LLC FEBO John F Eckstein and Lisa Patrick held 88.1%% of the voting securities of the Astor Macro Alternative Fund and may be deemed to control the Fund.

9.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The practical expedient allows entities to estimate fair value of certain investments by using the NAV per share as of their measurement date. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Astor Funds
Expense Examples (Unaudited)
January 31, 2016

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	8/1/15	1/31/16	Period(a)	1/31/16	Period

Astor Active Income ETF Fund – Class A	0.90%	$1,000.00	$965.00	$4.42	$1,020.63	$4.55
Astor Active Income ETF Fund – Class C	1.65%	$1,000.00	$962.10	$8.14	$1,016.84	$8.36
Astor Long/Short ETF Fund – Class A	1.50%	$1,000.00	$929.20	$7.27	$1,017.60	$7.61
Astor Long/Short ETF Fund – Class C	2.25%	$1,000.00	$925.80	$10.89	$1,013.83	$11.39
Astor Long/Short ETF Fund – Class I	1.25%	$1,000.00	$930.20	$6.06	$1,018.85	$6.34
Astor Long/Short ETF Fund – Class R	1.50%	$1,000.00	$929.00	$7.27	$1,017.60	$7.61
Astor S.T.A.R. ETF Fund – Class A	1.50%	$1,000.00	$865.90	$7.04	$1,017.60	$7.61
Astor S.T.A.R. ETF Fund – Class C	2.25%	$1,000.00	$862.60	$10.53	$1,013.83	$11.39
Astor S.T.A.R. ETF Fund – Class I	1.25%	$1,000.00	$866.30	$5.86	$1,018.85	$6.34
Astor Macro Alternative Fund – Class I	1.25%	$1,000.00	$994.30	$9.88	$1,015.23	$9.98

(a)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. (a) The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten, and Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Gersten, and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 4/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 4/6/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 4/6/16